Average Annual Total Returns - Multi-Manager Value Strategies Fund	Oct. 01, 2020
RussellValueIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%	[1]
Since Inception	12.19%	[1]
Class Inst
Average Annual Return:
1 Year	28.57%
5 Years	9.60%	[1]
Since Inception	11.72%	[1]
Inception Date	Jan. 03, 2017
Class Inst | After Taxes on Distributions
Average Annual Return:
1 Year	27.45%
5 Years	8.19%	[1]
Since Inception	10.05%	[1]
Inception Date	Jan. 03, 2017
Class Inst | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.65%
5 Years	7.33%	[1]
Since Inception	9.09%	[1]
Inception Date	Jan. 03, 2017
Class Inst3
Average Annual Return:
1 Year	28.57%
5 Years	9.60%	[1]
Since Inception	11.72%	[1]
Inception Date	Dec. 18, 2019

[1]	Returns shown for periods prior to the inception date of the Fund's Class Inst shares include the returns of the Fund's Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017, and of the Fund's Class Inst shares for the period from January 3, 2017 through the inception date of such share class, as applicable. Class A shares were offered prior to the inception date of the Fund's Class Inst shares but have since been merged into the Fund's Class Inst shares.